Property and equipment, net - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 24,075	$ 4,875
Less: Accumulated depreciation and amortization		(2,230)	(389)
Property, Plant and Equipment, Net	$ 22,888	21,845	4,486
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		5,029	3,053
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		740	261
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		826
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		12,993	$ 1,561
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 4,487